OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES
Accrued operating expenses	$ 22.7	$ 17.8	$ 10.5
Accrued interest	11.3	2.1	3.6
Wages and social expenses	19.0	22.4	15.1
Accrued administration expenses	2.6	1.9	1.5
Derivative financial instruments	2.5	2.8	1.9
EU Emission Allowances	5.2	0.0	0.0
Other	0.9	1.2	1.5
Balance as of December 31	64.2	48.2	34.1
Hereof non-current	2.9	3.0	3.0
Hereof current	$ 61.3	$ 45.2	$ 31.1